Interest Expense, Net (Tables)	12 Months Ended
Mar. 31, 2023
Interest Expense Net [Abstract]
Schedule of Interest Expense, Net	Interest expense, net consists of the following:
	Year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(US$)
	(In million)
Interest expense:
Term loans	8,399	9,577	9,644	117.3
Bank charges and other (1)	598	3,069	369	4.5
Loss on account of modification of contractual cash flows	-	294	30	0.4
	8,997	12,940	10,043	122.2
Interest income:
Term and fixed deposits	554	578	977	11.9
Others	33	432	691	8.4
	587	1,010	1,668	20.3
Total	8,410	11,930	8,375	101.9
(1)	Bank charges and other includes amortization of debt financing costs of INR 369 million, INR 1,107 million and INR 336 million (US$4.1 million) for the years ended March 31, 2021, 2022 and 2023, respectively, and includes debt financing costs written off related to the debt refinancing amounting to INR 30 million, INR 739 million and INR Nil million respectively.